Un-audited Interim Condensed Consolidated Statements of Comprehensive of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 132,710	$ 184,489
Business taxes and surcharges	(45)	(11)
Net revenue	132,665	184,478
Operating costs	(120,294)	(167,238)
Gross profit	$ 12,371	$ 17,240
Gross profit ratio	9.30%	9.30%
Selling expense	$ (3,115)	$ (30)
G&A expense	(10,087)	(19,425)
Share-based compensation	(14,471)	(17,926)
Finance expense
Total operating expenses	(27,673)	(37,381)
Income from operations	(15,302)	(20,141)
Other income (expenses), net	3,166	305
Total other (expenses) income, net	3,166	305
Loss before income taxes	(12,136)	(19,836)
Income tax expense	(2,767)	(579)
Net loss - continuing operations	(14,903)	(20,415)
Non-controlling interest	569	4
Net Loss	(14,334)	(20,411)
Other comprehensive loss:
Foreign currency translation adjustment-net of tax	(10,739)	(2,991)
Total comprehensive loss	$ (25,073)	$ (23,402)
Weighted average number of ordinary shares
Basic (in Shares)	3,127,978,878	490,720,471
Diluted (in Shares)
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.0046)	$ (0.04)
Diluted (in Dollars per share)
None-GAAP adjusted (loss)/profit before income tax expense	$ 137	$ (2,484)